Other Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Resale and securities borrowing agreements, unfunded contractual commitments	$ 17,500	$ 19,900
Repurchase and securities lending agreements, unfunded contractual commitments	746	1,600
Purchase commitment [Member] | Debt securities [Member]
Other Commitments [Line Items]
Other commitment	0	100
Purchase commitment [Member] | Equity securities [Member]
Other Commitments [Line Items]
Other commitment	$ 9,200	$ 3,800